CREDIT SUISSE ASSET MANAGEMENT, LLC
Eleven Madison Avenue 212 325 2000
New York, NY 10010-3629

May 1, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                                                                             Credit Suisse Trust

Post-Effective Amendment No. 55
Securities Act File No. 33-58125; Investment Company Act File No. 811-07261

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of Credit Suisse Trust — Commodity Return Strategy Portfolio (the “Trust”), the undersigned hereby certifies that:

(1)   the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act for the Trust, would not have differed from that contained in Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (the “Amendment”); and

(2)   the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 14, 2020 and became effective on May 1, 2020.

If you have any questions regarding this certification, please contact me at (212) 325-7349.

Sincerely,

/s/ Karen Regan
Karen Regan

cc:           Lou Anne McInnis, Esq.

Barry Barbash, Esq.

Elliot J. Gluck, Esq.